UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 102.7%
DIVERSIFIED 4.6%
American Assets Trust(a),(b)	475,908	$18,998,247
BGP Holdings PLC (EUR) (Australia)(c),(d),(e)	3,927,678	0
Vornado Realty Trust(a),(b)	536,473	50,659,146
		69,657,393
HEALTH CARE 13.9%
HCP	1,395,470	45,464,412
Healthcare Trust of America, Class A(a)	1,246,447	36,670,471
Omega Healthcare Investors(a),(b)	1,543,688	54,492,186
Physicians Realty Trust(a)	1,913,060	35,544,655
Ventas	640,530	40,327,769
		212,499,493
HOTEL 3.7%
Host Hotels & Resorts(a),(b)	2,154,750	35,984,325
Sunstone Hotel Investors	1,493,037	20,902,518
		56,886,843
INDUSTRIALS 1.4%
Prologis(a),(b)	490,520	21,671,174

NET LEASE COMPANY 6.3%
Gaming and Leisure Properties	203,441	6,290,396
National Retail Properties(a)	927,868	42,867,502
Spirit Realty Capital	2,694,158	30,309,277
STORE Capital Corp.	677,452	17,532,458
		96,999,633
OFFICE 9.2%
Alexandria Real Estate Equities	61,766	5,613,912
Boston Properties(a),(b)	192,744	24,493,907
Cousins Properties	576,996	5,989,218
Douglas Emmett(a),(b)	828,297	24,940,023
Kilroy Realty Corp.(a),(b)	553,215	34,227,412
PS Business Parks	201,720	20,274,877
SL Green Realty Corp.(a),(b)	269,511	26,110,226
		141,649,575
RESIDENTIAL 20.5%
APARTMENT 18.3%
Apartment Investment & Management Co.(a)	858,711	35,911,294

	Number of Shares	Value
Education Realty Trust	395,063	$16,434,621
Equity Residential(a),(b)	878,014	65,877,390
Essex Property Trust(a),(b)	249,426	58,330,764
Mid-America Apartment Communities	367,770	37,589,772
UDR(a),(b)	1,728,667	66,605,540
		280,749,381
MANUFACTURED HOME 2.2%
Sun Communities(a),(b)	474,661	33,990,474
TOTAL RESIDENTIAL		314,739,855

SELF STORAGE 10.1%
CubeSmart(a),(b)	744,443	24,789,952
Extra Space Storage(a)	602,291	56,290,117
Public Storage(a),(b)	205,732	56,747,057
Sovran Self Storage	148,064	17,464,149
		155,291,275
SHOPPING CENTERS 24.8%
COMMUNITY CENTER 10.3%
Brixmor Property Group(a)	1,269,280	32,518,954
DDR Corp.	1,902,879	33,852,217
Kimco Realty Corp.(a),(b)	701,550	20,190,609
Ramco-Gershenson Properties Trust	1,541,502	27,793,281
Regency Centers Corp.(a),(b)	414,997	31,062,526
Tanger Factory Outlet Centers	315,393	11,477,151
		156,894,738
REGIONAL MALL 14.5%
General Growth Properties(a),(b)	1,526,614	45,386,234
Pennsylvania REIT	703,220	15,365,357
Simon Property Group(a),(b)	779,921	161,981,792
		222,733,383
TOTAL SHOPPING CENTERS		379,628,121

SPECIALTY 8.2%
CyrusOne(a),(b)	575,409	26,267,421
DuPont Fabros Technology	247,811	10,043,780
Equinix(a)	180,378	59,652,808
QTS Realty Trust, Class A	614,136	29,097,764
		125,061,773
TOTAL COMMON STOCK (Identified cost—$1,041,130,274)		1,574,085,135

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 17.1%
BANKS 0.2%
Huntington Bancshares, 6.25%, Series D	113,600	$2,919,520

BANKS—FOREIGN 0.6%
Barclays Bank PLC, 8.125%, Series V (United Kingdom)(a)	360,000	9,417,600

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.2%
KKR & Co. LP, 6.75%, Series A	120,000	3,026,400

INDUSTRIALS 0.2%
CHS, 6.75%	107,931	2,867,727

INSURANCE—MULTI-LINE—FOREIGN 0.3%
ING Groep N.V., 7.05% (Netherlands)(a)	205,000	5,379,200

REAL ESTATE 15.3%
DIVERSIFIED 6.2%
Colony Capital, 7.125%	131,850	2,911,248
Colony Financial, 8.50%, Series A(a)	364,975	9,157,223
DuPont Fabros Technology, 7.875%, Series A(a)	200,000	5,102,000
DuPont Fabros Technology, 7.625%, Series B(a)	280,000	7,128,800
EPR Properties, 9.00%, Series E (Convertible)(a)	251,000	8,785,000
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	76,395	3,697,900
National Retail Properties, 6.625%, Series D	100,000	2,610,000
National Retail Properties, 5.70%, Series E	175,615	4,569,502
NorthStar Realty Finance Corp., 8.50%, Series D	191,097	4,318,792
NorthStar Realty Finance Corp., 8.75%, Series E	113,750	2,569,613
PS Business Parks, 5.75%, Series U	118,050	2,997,289
PS Business Parks, 5.70%, Series V	120,000	3,085,200
Urstadt Biddle Properties, 7.125%, Series F	106,600	2,814,240
VEREIT, 6.70%, Series F(a)	660,906	16,740,749
Vornado Realty Trust, 6.625%, Series G	180,000	4,618,800
Vornado Realty Trust, 6.625%, Series I	172,420	4,419,125
Vornado Realty Trust, 5.70%, Series K	136,024	3,482,214
Wells Fargo Real Estate Investment Corp., 6.375%, Series A	207,537	5,588,971
		94,596,666
HEALTH CARE 0.2%
Welltower, 6.50%, Series J	117,700	3,084,917

HOTEL 2.4%
Ashford Hospitality Trust, 9.00%, Series E(a)	405,000	9,679,500
Chesapeake Lodging Trust, 7.75%, Series A(a)	200,000	5,254,000

	Number of Shares	Value
Hersha Hospitality Trust, 8.00%, Series B(a)	150,000	$3,774,000
Hospitality Properties Trust, 7.125%, Series D	173,725	4,541,171
Pebblebrook Hotel Trust, 6.50%, Series C	160,000	4,118,400
Sunstone Hotel Investors, 8.00%, Series D(a)	189,891	4,751,073
Sunstone Hotel Investors, 6.95%, Series E	180,000	4,725,000
		36,843,144
INDUSTRIALS 0.8%
First Potomac Realty Trust, 7.75%, Series A	85,312	2,175,456
Monmouth Real Estate Investment Corp., 7.625%, Series A(c)	200,000	5,175,000
Monmouth Real Estate Investment Corp., 7.875%, Series B	80,000	2,110,400
STAG Industrial, 6.875%, Series C	120,000	3,172,800
		12,633,656
OFFICE 0.3%
Corporate Office Properties Trust, 7.375%, Series L(a)	160,000	4,160,000

RESIDENTIAL 1.3%
APARTMENT 1.1%
Alexandria Real Estate Equities, 7.00%, Series D(a)	301,256	8,766,550
Apartment Investment & Management Co., 6.875%(a)	204,000	5,575,320
Blue Rock Residential Growth REIT, 8.25%, Series A	105,000	2,647,050
		16,988,920
MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 6.75%, Series C	115,994	2,994,965
TOTAL RESIDENTIAL		19,983,885

SHOPPING CENTERS 2.8%
COMMUNITY CENTER 1.3%
Cedar Realty Trust, 7.25%, Series B(a)	190,000	4,812,700
DDR Corp., 6.50%, Series J(a)	379,200	9,840,240
Regency Centers Corp., 6.625%, Series 6	195,558	5,086,464
		19,739,404
REGIONAL MALL 1.5%
CBL & Associates Properties, 7.375%, Series D(a)	546,988	13,537,953
General Growth Properties, 6.375%, Series A	120,644	3,124,679
Pennsylvania REIT, 8.25%, Series A	159,000	4,170,570
Taubman Centers, 6.25%, Series K	78,767	1,998,319
		22,831,521
TOTAL SHOPPING CENTERS		42,570,925

	Number of Shares	Value
SPECIALTY 1.3%
Digital Realty Trust, 7.00%, Series E	207,000	$5,276,430
Digital Realty Trust, 6.625%, Series F	115,000	3,047,500
Digital Realty Trust, 7.375%, Series H	200,000	5,550,000
Digital Realty Trust, 6.35%, Series I	234,000	6,037,200
		19,911,130
TOTAL REAL ESTATE		233,784,323

TECHNOLOGY—SOFTWARE 0.3%
eBay, 6.00%, due 2/1/56	200,000	5,040,000
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$243,363,078)		262,434,770

PREFERRED SECURITIES—CAPITAL SECURITIES 7.3%
BANKS 1.8%
Bank of America Corp., 6.30%, Series DD	11,500,000	11,873,750
Citigroup, 5.95%, Series Q	3,000,000	2,876,625
Farm Credit Bank of Texas, 10.00%, Series I(a)	6,000	7,526,250
Huntington Bancshares, 8.50%, Series A (Convertible)	1,077	1,464,720
JPMorgan Chase & Co., 6.75%, Series S	3,000,000	3,297,750
		27,039,095
BANKS—FOREIGN 3.0%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	4,400,000	4,537,500
Barclays PLC, 8.00% (EUR) (United Kingdom)	2,150,000	2,373,090
Barclays PLC, 8.25% (United Kingdom)(a)	4,001,000	4,011,323
BNP Paribas SA, 7.625%, 144A (France)(f)	2,000,000	2,016,000
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(f)	3,291,000	3,248,628
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(f)	4,000,000	4,650,000
HBOS Capital Funding LP, 6.85% (United Kingdom)	5,200,000	5,268,172
Lloyds Banking Group PLC, 7.50% (United Kingdom)	4,000,000	3,969,600
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	6,500,000	7,637,500
Royal Bank of Scotland Group PLC, 8.00% (United Kingdom)	2,300,000	2,198,800
UBS Group AG, 6.875% (Switzerland)	2,600,000	2,581,465
UBS Group AG, 7.125% (Switzerland)	4,200,000	4,259,829
		46,751,907
INDUSTRIALS—DIVERSIFIED MANUFACTURING 0.3%
General Electric Co., 5.00%, Series D	4,938,000	5,092,313

		Number of Shares	Value
INSURANCE 1.0%
LIFE/HEALTH INSURANCE—FOREIGN 0.5%
Cloverie PLC for Zurich Insurance Co., Ltd., 5.625%, due 6/24/46 (Ireland)		2,000,000	$2,060,646
La Mondiale Vie, 7.625% (France)		4,750,000	4,979,487
			7,040,133
PROPERTY CASUALTY 0.2%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(f)		3,525,000	3,851,062

PROPERTY CASUALTY—FOREIGN 0.3%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)		4,052,000	4,230,288
TOTAL INSURANCE			15,121,483

REAL ESTATE—FINANCE 0.3%
VEREIT Operating Partnership LP, 4.60%, due 2/6/24		4,250,000	4,250,000

TELECOMMUNICATION 0.5%
Qualitytech LP/QTS Finance Corp., 5.875%, due 8/1/22		7,074,000	7,242,007

UTILITIES 0.4%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(f)		5,250,000	5,853,750
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$107,448,725)			111,350,555

SHORT-TERM INVESTMENTS 1.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.19%(g)		19,500,000	19,500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$19,500,000)			19,500,000

TOTAL INVESTMENTS (Identified cost—$1,411,442,077)	128.4%		1,967,370,460

LIABILITIES IN EXCESS OF OTHER ASSETS	(28.4)		(434,917,124)

NET ASSETS (Equivalent to $14.04 per share based on 109,161,402 shares of common stock outstanding)	100.0%		$1,532,453,336

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust

USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $967,892,177  in aggregate has been pledged as collateral.

(b) A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $403,301,622 in aggregate has been rehypothecated.

(c) Illiquid security. Aggregate holdings equal 0.3% of the net assets of the Fund.

(d) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(e) Non-income producing security.

(f) Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.3% of the net assets of the Fund, of which 0.0% are illiquid.

(g) Rate quoted represents the annualized seven-day yield of the Fund.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2016, there were $8,766,550 of

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

securities transferred from Level 2 to Level 2, which resulted from a change in the use of an evaluated mean price, supplied by an independent pricing service.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$1,574,085,135	$1,574,085,135	$—	$—	(a)
Preferred Securities - $25 Par Value	262,434,770	262,434,770	—	—
Preferred Securities - Capital Securities:
Banks	27,039,095	1,464,720	25,574,375	—
Other Industries	84,311,460	—	84,311,460	—
Short-Term Investments	19,500,000	—	19,500,000	—
Total Investments(b)	$1,967,370,460	$1,837,984,625	$129,385,835	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Derivative Instruments

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At March 31, 2016, the Fund did not have any option contracts outstanding.

Transactions in written option contracts during the three months ended March 31, 2016, were as follows:

	Number
	of Contracts	Premiums
Written option contracts outstanding at December 31, 2015	722	$32,489
Option contracts expired	(722)	(32,489)
Written option contracts outstanding at March 31, 2016	—	$—

Note 3.   Income Tax Information

As of March 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,411,442,077
Gross unrealized appreciation	$559,253,779
Gross unrealized depreciation	(3,325,396)
Net unrealized appreciation	$555,928,383

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 26, 2016